Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 54,308,754
Ending balance	75,170,628	$ 54,308,754
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,418,151
Ending balance	13,596,860	10,418,151
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,890,603
Ending balance	61,573,768	43,890,603
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	155,792,177	129,048,816
Increases	29,418,578	26,816,039
Acquisitions through business combination	54,405,760
Decrease	753,032	104,553
Transfer	(5,652)	31,875
Ending balance		155,792,177
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 34,758,597	$ 30,393,599
Total life estimated in years	5 years	5 years
Increases	$ 4,225,829	$ 4,084,757
Acquisitions through business combination	5,184,932
Transfer	(464)	280,241
Ending balance		34,758,597
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 121,033,580	$ 98,655,217
Total life estimated in years	5 years	5 years
Increases	$ 25,192,749	$ 22,731,282
Acquisitions through business combination	49,220,828
Decrease	753,032	104,553
Transfer	(5,188)	(248,366)
Ending balance		121,033,580
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	101,483,423	78,068,369
Decrease	18,781	4,090
Transfer	54	6,367
Depreciation for the fiscal year	30,150,454	23,412,777
Ending balance	163,687,203	101,483,423
Accumulated depreciation and amortisation [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	133,555,476
Ending balance		133,555,476
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,340,446	18,592,344
Transfer	(1,045)	10,512
Depreciation for the fiscal year	6,232,486	5,737,590
Ending balance	30,572,034	24,340,446
Accumulated depreciation and amortisation [member] | Licences [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,340,593
Ending balance		24,340,593
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	77,142,977	59,476,025
Decrease	18,781	4,090
Transfer	1,099	(4,145)
Depreciation for the fiscal year	23,917,968	17,675,187
Ending balance	133,115,169	77,142,977
Accumulated depreciation and amortisation [member] | Other intangible assets [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 109,214,883
Ending balance		$ 109,214,883